Tax lawsuits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Tax process	R$ 960,881	R$ 886,947	R$ 703,522
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	429,951	399,288	R$ 254,833
Provision For Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax process	202,743	182,146
Provision For Tax [Member] | State Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax process	145,436	135,891
Provision For Tax [Member] | Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax process	7,626	5,633
Provision For Tax [Member] | Tim S A Proceedings Purchase Price Allocation [Member]
IfrsStatementLineItems [Line Items]
Tax process	R$ 74,146	R$ 75,618